PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS (Details 2) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Nov. 10, 2017
Property And Equipment And Intangible Assets Details 2
2018	$ 12,226	$ 43,518
2019	47,305	43,518
2020	47,305	43,518
2021	47,305	43,518
2022	47,305	43,518
Thereafter	584,850	513,785
Total Amortization	$ 786,296	$ 731,375	$ 139,000